Balance Sheet Details - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated depreciation					$ 77,000
Total cash proceeds from sale of fixed assets					$ 31,000
Depreciation expense	$ 223,194	$ 159,552	$ 580,366	$ 394,708